Average Annual Total Returns - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund	Jan. 29, 2025
Fidelity Advisor Series Equity Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	31.12%
Past 5 years	19.78%
Past 10 years	17.27%
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.19%
Past 5 years	15.42%
Past 10 years	14.08%
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	23.35%
Past 5 years	15.09%
Past 10 years	13.62%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%